UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-4338

EAGLE CAPITAL APPRECIATION FUND
(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)

Registrant's Telephone Number, including Area Code: (727) 567-1000

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:
KATHY KRESCH INGBER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments

Investment Portfolio
(UNAUDITED) | 07.31.2017
EAGLE CAPITAL APPRECIATION FUND
COMMON STOCKS - 100.0%	Shares	Value
Aerospace & defense - 3.3%
General Dynamics Corp.	19,400	$3,808,802
Lockheed Martin Corp.	10,700	3,125,791
Northrop Grumman Corp.	21,100	5,552,043
Air freight & logistics - 0.5%
FedEx Corp.	9,300	1,934,679
Airlines - 0.7%
Delta Air Lines, Inc.	56,400	2,783,904
Auto components - 1.5%
Lear Corp.	37,600	5,571,944
Automobiles - 0.9%
Thor Industries, Inc.	31,000	3,265,850
Banks - 0.9%
Bank of America Corp.	73,900	1,782,468
Zions Bancorporation	39,400	1,785,608
Beverages - 2.8%
Constellation Brands, Inc., Class A	19,800	3,828,330
PepsiCo, Inc.	60,221	7,022,371
Biotechnology - 5.1%
AbbVie, Inc.	47,500	3,320,725
Amgen, Inc.	45,400	7,922,754
Biogen, Inc.*	7,900	2,287,761
Celgene Corp.*	43,600	5,903,876
Building products - 1.5%
Owens Corning	84,900	5,692,545
Capital markets - 2.1%
State Street Corp.	28,600	2,666,378
The Bank of New York Mellon Corp.	104,500	5,541,635
Chemicals - 1.1%
LyondellBasell Industries N.V., Class A	46,500	4,189,185
Communications equipment - 1.0%
Juniper Networks, Inc.	143,100	3,999,645
Containers & packaging - 0.6%
Owens-Illinois, Inc.*	98,200	2,346,980
Equity real estate investment trusts (REITs) - 0.7%
American Tower Corp.	20,200	2,753,866
Food & staples retailing - 1.9%
CVS Health Corp.	25,800	2,062,194
Wal-Mart Stores, Inc.	67,300	5,383,327
Food products - 3.0%
Ingredion, Inc.	21,200	2,614,384
Pinnacle Foods, Inc.	48,800	2,897,744
The Hershey Co.	34,000	3,580,540
Tyson Foods, Inc., Class A	34,800	2,204,928
Health care equipment & supplies - 2.8%
Edwards Lifesciences Corp.*	51,000	5,874,180
The Cooper Companies, Inc.	19,900	4,853,013
Health care providers & services - 5.5%
Aetna, Inc.	30,800	4,752,748
Laboratory Corp. of America Holdings*	30,200	4,799,082
UnitedHealth Group, Inc.	60,800	11,662,048

Hotels, restaurants & leisure - 3.9%

Dominos Pizza, Inc.	15,400	2,872,100
McDonald's Corp.	52,100	8,082,794
Wyndham Worldwide Corp.	37,400	3,903,438
Household durables - 1.9%
D.R. Horton, Inc.	131,900	4,707,511
Mohawk Industries, Inc.*	9,900	2,465,001
Insurance - 0.5%
The Progressive Corp.	40,900	1,927,617
Internet & direct marketing retail - 3.1%
Amazon.com, Inc.*	11,900	11,754,582
Internet software & services - 11.6%
Alphabet, Inc., Class A*	11,714	11,075,587
Alphabet, Inc., Class C*	12,412	11,549,366
eBay, Inc.*	109,200	3,901,716
Facebook, Inc., Class A*	106,700	18,058,975
IT services - 5.8%
Amdocs Ltd.	20,200	1,356,834
Fiserv, Inc.*	35,200	4,523,200
Global Payments, Inc.	21,100	1,991,207
MasterCard, Inc., Class A	76,930	9,831,654
Vantiv, Inc., Class A*	72,004	4,575,854
Life sciences tools & services - 1.5%
Thermo Fisher Scientific, Inc.	33,300	5,845,149
Machinery - 3.8%
Deere & Co.	49,000	6,285,720
Ingersoll-Rand PLC	45,400	3,989,752
Oshkosh Corp.	28,800	1,983,168
Parker-Hannifin Corp.	13,400	2,224,132
Media - 3.0%
Comcast Corp., Class A	191,800	7,758,310
The Walt Disney Co.	34,800	3,825,564
Metals & mining - 1.1%
Steel Dynamics, Inc.	114,400	4,050,904
Oil, gas & consumable fuels - 0.8%
EOG Resources, Inc.	31,700	3,015,938
Road & rail - 0.5%
CSX Corp.	37,000	1,825,580
Semiconductors & semiconductor equipment - 5.7%
Applied Materials, Inc.	176,800	7,834,008
KLA-Tencor Corp.	11,600	1,074,508
Lam Research Corp.	35,700	5,692,722
Microchip Technology, Inc.	34,700	2,777,388
NVIDIA Corp.	28,500	4,631,535
Software - 10.5%
Activision Blizzard, Inc.	43,800	2,705,964
Adobe Systems, Inc.*	25,900	3,794,091
Electronic Arts, Inc.*	48,100	5,615,194
Microsoft Corp.	275,300	20,014,310
Oracle Corp.	68,300	3,410,219
Synopsys, Inc.*	60,100	4,601,857
Specialty retail - 3.5%
Dick's Sporting Goods, Inc.	55,200	2,061,168
Ross Stores, Inc.	47,900	2,649,828
The Home Depot, Inc.	57,600	8,616,960

Technology hardware, storage & peripherals - 6.2%
Apple, Inc.	141,066	20,980,746
NetApp, Inc.	63,200	2,744,144
Textiles, apparel & luxury goods - 0.7%
PVH Corp.	23,600	2,815,244
Total common stocks (cost $242,076,969)		383,172,867

MONEY MARKET FUNDS - 0.1%
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Shares, 0.87%#	544,994	544,994
Total money market funds (cost $544,994)		544,994

Total investment portfolio (cost $242,621,963) - 100.1%‡		383,717,861
Liabilities in excess of other assets - (0.1)%		(470,457)
Total net assets - 100.0%		$383,247,404

* Non-income producing security
# Annualized seven-day yield as of July 31, 2017.

‡The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows*:
Cost of investments		$242,621,963
Gross unrealized appreciation		143,631,762
Gross unrealized depreciation		(2,535,864)
Net unrealized appreciation (depreciation)		$141,095,898

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2016 Annual Report.

Sector allocation
Sector	Percent of net assets
Information technology	40.9%
Consumer discretionary	18.4%
Health care	14.9%
Industrials	10.2%
Consumer staples	7.7%
Financials	3.6%
Materials	2.8%
Energy	0.8%
Real Estate	0.7%
Money market funds	0.1%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Notes to Investment Portfolio
(UNAUDITED) | 07.31.2017

Valuation of securities | The price of the Eagle Capital Appreciation Fund's (the "Fund") shares is based on the NAV per share of each class of the Fund. The NAV of the Fund's shares is normally calculated each business day as of the scheduled close of regular trading on the New York Stock Exchange (NYSE) and the Nasdaq, typically 4:00 p.m., Eastern time. The Fund will not treat an intraday unscheduled disruption in trading on either the NYSE or Nasdaq as a closure of that particular market, and will price its shares as of the normally scheduled close of the NYSE and Nasdaq if the disruption directly affects only one of those markets. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Fund is not required to recalculate its NAV.

Generally, the Fund values portfolio securities for which market quotations are readily available at market value; however, the Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund's determination of the NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

•	The quotation may be stale;

•	The security is not actively traded;

•	Trading on the security halted before the close of the trading market;

•	The security is newly issued;

•	Issuer-specific or vendor specific events occurred after the security halted trading; or

•	Due to the passage of time between the close of the market on which the security trades and the close of the NYSE and the Nasdaq.

Issuer-specific events may cause the last market quotation to be unreliable. Such events may include:

•	A merger or insolvency;

•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or

•	Market events, such as a significant movement in the U.S. markets.

For most securities, both the latest transaction prices and adjustments are furnished by independent pricing services approved by the Board of Trustees of the Fund ("Board"). The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures ("Procedures") approved by the Board. The Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is the amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from independent pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Pursuant to the Procedures, the Board has delegated the day-to-day responsibility for applying and administering the Procedures to a valuation committee ("Valuation Committee") comprised of certain officers of the Fund and other employees of Carillon Tower Advisers, Inc. ("Carillon Tower"), the Fund's investment adviser. The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For portfolio securities fair valued by the Valuation Committee, Carillon Tower checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). Carillon Tower compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Carillon Tower documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for the Fund. Fair value pricing methods, the Procedures and independent pricing services can change from time to time as approved by the Board, and may occur as a result of look-back testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by the Fund on any given day will more accurately reflect the market value of a security than the market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading the Fund's shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

•
Domestic exchange-traded equity securities | Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•
Foreign exchange-traded equity securities | If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE and the Nasdaq, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Valuation Committee, using the Procedures, may fair value a security if certain events occur between the time trading ends in a foreign market on a particular security and the Fund's NAV calculation. The Valuation Committee, using the Procedures, may also fair value a particular security if the events are significant and make the closing price unavailable or unreliable. If an issuer-specific event has occurred that Carillon Tower determines, in its judgment, is likely to have affected the closing price of a foreign security, the security will be priced at fair value. Carillon Tower also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the NYSE close. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by an independent pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of the Fund's shares is determined only on business days of the Fund, the value of the securities of the Fund that invests in foreign securities may change on days when shareholders would not be able to purchase or redeem shares of the Fund.

•
Fixed income securities | Government bonds, corporate bonds, asset-backed bonds, municipal bonds, short-term securities (investments that have a maturity date of 60 days or less) and convertible securities, including high yield or junk bonds, normally are valued on the basis of evaluated prices provided by independent pricing services. Evaluated prices provided by the independent pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the evaluated prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•
Futures and options | Futures and options are valued on the basis of market quotations, if available and reliable. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the period from November 1, 2016 to July 31, 2017, the Fund did not hold any futures or options.

•
Investment companies and exchange-traded funds (ETFs) | Investments in other open-end investment companies are valued at their reported NAV. The prospectuses for these companies explain the circumstances under which these companies will use fair value pricing and the effect of the fair value pricing.  In addition, investments in closed-end funds and ETFs are valued on the basis of market quotations, if available and reliable. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;

Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee's own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors, in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2017.

Quoted prices in active markets for identical assets (Level 1)		Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Capital Appreciation Fund
Common stocks (a)	$383,172,867	$—	$—
Money market funds	544,994	—	—
Total investment portfolio	$383,717,861	$—	$—
(a) Please see the investment portfolio for detail by industry.

The Fund recognizes transfers between levels at the end of the reporting period. During the period from November 1, 2016 to July 31, 2017, there were no transfers in or out of Levels 1, 2, or 3.

Item 2. Controls and Procedures

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Eagle Capital Appreciation Fund have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form
N-Q.

(b)
There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Eagle Capital Appreciation Fund that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Eagle Capital Appreciation Fund as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  EAGLE CAPITAL APPRECIATION FUND

Date: September 21, 2017

/s/ Susan L. Walzer
Susan L. Walzer
rincipal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

   EAGLE CAPITAL APPRECIATION FUND

Date: September 21, 2017

/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Date: September 21, 2017

/s/ Carolyn Gill
Carolyn Gill
Principal Financial Officer